Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting

Revenue by region

	For the six months ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
PRC	$6,362,272	$5,241,465
Overseas	787,513	3,335,655
Total revenue	$7,149,785	$8,577,120

Revenue by product categories

The summary of our total revenues by product categories for the six months ended March 31, 2020 and 2019 was as follows:

	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Fragrance compounds	$2,556,881	$3,503,718
Health supplements (solid drinks)	1.065,535	3,502,335
Bioactive food ingredients	3,527,369	1,571,067
Total revenue	$7,149,785	$8,577,120

Revenue by region

	For the year ended September 30,
	2019	2018
PRC	$11,192,324	$9,274,017
Overseas	5,203,694	1,507,619
Total revenue	$16,396,018	$10,781,636

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2019 and 2018 was as follows:

	September 30, 2019	September 30, 2018
Fragrance compounds	$6,738,274	$3,277,668
Health supplements (powder drinks)	4,342,490	1,943,722
Bioactive food ingredients	5,315,254	5,560,246
Total revenue	$16,396,018	$10,781,636